SCHEDULE OF BASIC AND DILUTED NET LOSS PER ORDINARY SHARE COMPUTATION (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net loss per ordinary share
Net loss	$ (34,228)	¥ (239,350)	¥ (142,757)	¥ (409,722)
Numerator for basic and diluted net loss per ordinary share calculation	$ (34,228)	¥ (239,350)	¥ (142,757)	¥ (409,722)
Weighted average number of Class A and Class B ordinary shares | shares	323,149,126	323,149,126	322,945,205	321,945,825
Denominator for basic and diluted net loss per ordinary share calculation | ¥		¥ 323,149,126	¥ 322,945,205
Net loss per ordinary share attributable to pre-offering Class A and pre-offering Class B ordinary shareholders, Basic | (per share)	$ (0.11)	¥ (0.74)	¥ (0.44)	¥ (1.27)
Net loss per ordinary share attributable to pre-offering Class A and pre-offering Class B ordinary shareholders, Diluted | (per share)	$ (0.11)	¥ (0.74)	¥ (0.44)	¥ (1.27)